Goodwill and Other Intangible Assets (Change in Carrying Value of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016
Goodwill [Roll Forward]
Beginning balance	$ 502.4	$ 434.2
Acquisitions during the period		24.6
Foreign exchange impact	(22.4)	38.4
Purchase accounting adjustments	0.5	5.2
Ending balance	480.5	502.4
Coach
Goodwill [Roll Forward]
Beginning balance	346.9	308.4
Acquisitions during the period		0.0
Foreign exchange impact	(22.4)	38.5
Purchase accounting adjustments	0.0	0.0
Ending balance	324.5	346.9
Stuart Weitzman
Goodwill [Roll Forward]
Beginning balance	155.5	125.8
Acquisitions during the period		24.6
Foreign exchange impact	0.0	(0.1)
Purchase accounting adjustments	0.5	5.2
Ending balance	$ 156.0	$ 155.5